Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of other receivables
	December 31, 2022	December 31, 2021
Other receivables	198,192	678,983
Less: allowance for credit losses	9,797	22,148
	$188,395	$656,835